Inventories, Net and Cost of sales (Details) - Schedule of Inventories, Net - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories, Net [Abstract]
Inventories	[1]	$ 2,352,735	$ 2,640,995
Raw materials		28,367	29,105
Inventories in transit		22,312	73,066
Real estate project inventories	[2]	18,003	3,213
Materials, spares, accessories and consumable packaging		15,884	18,941
Production in process		102	5,123
Total inventories		$ 2,437,403	$ 2,770,443

[1]	The movement of the losses on inventory obsolescence and damages, included as lower value in inventories, during the reporting periods is shown below:
[2]	For 2023, represents López de Galarza real estate project for $776 and Éxito Occidente real estate project for $17,227 (Note 14). For 2022, represented López de Galarza real estate project for $776 and Galeria La 33 real estate projects for $2,437.